Shareholders' Deficit - Additional Information (Detail) - $ / shares		8 Months Ended	9 Months Ended
	Nov. 26, 2021	Dec. 31, 2021	Sep. 30, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock conversion basis		one-for-one basis	one-for-one basis
Warrants and rights outstanding term		5 years	5 years
Public Warrants [Member]
Class of Stock [Line Items]
Number of days after consummation of business combination within which the securities shall be registered		15 days	15 days
Number of days after which business combination within which securities registration shall be effective		60 days	60 days
Class of warrants or rights redemption price per unit		$ 0.01	$ 0.01
Minimum notice period to be given to the holders of warrants		30 days	30 days
Public Warrants [Member] | From The Completion Of The Initial Public Offering [Member]
Class of Stock [Line Items]
Period after which the warrants are exercisable		12 months	12 months
Public Warrants [Member] | From The Completion Of The Initial Business Combination [Member]
Class of Stock [Line Items]
Period after which the warrants are exercisable		30 days	30 days
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued		0	0
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares outstanding		0	0
Common stock, voting rights		one vote	one vote
Temporary equity, shares outstanding		20,010,000	20,010,000
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by each warrant or right		1	1
Class of warrants or rights exercise price per share			$ 11.5
Class of warrants or rights redemption price per unit		$ 18	18
Share price		$ 18	$ 18
Number of trading days for determining the share price		20 days	20 days
Number of consecutive trading days for determining the share price		30 days	30 days
Class of warrants or rights warrants issued issue price per warrant		$ 9.2	$ 9.2
Proceeds from equity used for funding business combination as a percentage of the total		60.00%	60.00%
Number of consecutive trading days for determining volume weighted average price of shares		20 days	20 days
Common Class A [Member] | Public Warrants [Member] | Adjusted Exercise Price One [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price		115.00%	115.00%
Common Class A [Member] | Public Warrants [Member] | Adjusted Exercise Price Two [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price		180.00%	180.00%
Common Class A [Member] | Public Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Volume weighted average price of shares		$ 9.2	$ 9.2
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Percentage of shares outstanding		20.00%	20.00%
Common Class A [Member] | IPO [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Common stock conversion basis	Each Unit consists of one Class A ordinary shares and one-half of one redeemable warrant (“Public Warrant”).
Class of warrant or right, number of securities called by each warrant or right	1
Class of warrants or rights exercise price per share	$ 11.5
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock, shares issued		5,002,500	5,002,500
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares outstanding		5,002,500	5,002,500
Common stock, voting rights		one vote	one vote